Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/21 (Unaudited)

COMMON STOCKS (92.8%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Omnicom Group, Inc.	456	$33,388
Publicis Groupe SA (France)	464	30,418

		63,806
Aerospace and defense (1.0%)
Lockheed Martin Corp.	1,118	402,256
Northrop Grumman Corp.	701	257,758
Raytheon Technologies Corp.	1,544	130,869
TransDigm Group, Inc.(NON)	150	91,121

		882,004
Agency (—%)
Poste Italiane SpA (Italy)	1,949	26,430

		26,430
Agriculture (0.2%)
Corteva, Inc.	4,410	193,908

		193,908
Airlines (0.3%)
Copa Holdings SA Class A (Panama)(NON)	520	39,130
Southwest Airlines Co.(NON)	4,201	209,126

		248,256
Automotive (1.8%)
Ford Motor Co.(NON)	25,990	338,650
General Motors Co.(NON)	4,735	232,062
Knorr-Bremse AG (Germany)	473	56,771
Porsche Automobil Holding SE (Preference) (Germany)	688	69,668
Stellantis NV (Italy)	6,647	132,937
Tesla, Inc.(NON)	374	275,159
United Rentals, Inc.(NON)	576	203,126
Volkswagen AG (Preference) (Germany)	108	25,670
Volvo AB (Sweden)	4,303	97,305
Yamaha Motor Co., Ltd. (Japan)	2,400	61,011

		1,492,359
Banking (5.1%)
Banco Bilbao Vizcaya Argenta (Spain)	17,836	116,819
Bank Leumi Le-Israel BM (Israel)(NON)	8,093	66,857
Bank of America Corp.	11,107	463,717
Bank of Ireland Group PLC (Ireland)(NON)	9,462	59,503
BNP Paribas SA (France)	992	62,934
BOC Hong Kong Holdings, Ltd. (Hong Kong)	13,500	40,931
CaixaBank SA (Spain)	17,183	53,400
Citigroup, Inc.	12,414	892,690
Commonwealth Bank of Australia (Australia)	1,275	93,336
DBS Group Holdings, Ltd. (Singapore)	5,700	126,795
HDFC Bank, Ltd. (India)	4,467	96,591
ICICI Bank, Ltd. (India)(NON)	6,200	60,899
Israel Discount Bank, Ltd. Class A (Israel)(NON)	7,685	39,697
JPMorgan Chase & Co.	7,630	1,220,419
KeyCorp	3,088	62,748
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,500	56,769
PNC Financial Services Group, Inc. (The)	1,023	195,495
Sberbank of Russia PJSC ADR (Russia)	7,811	139,387
Skandinaviska Enskilda Banken AB (Sweden)	4,903	65,851
State Street Corp.	1,121	104,152
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,407	117,382
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,300	42,474
TCS Group Holding PLC GDR 144A (Cyprus)	984	86,887
United Overseas Bank, Ltd. (Singapore)	2,900	55,051

		4,320,784
Beverage (1.3%)
Asahi Group Holdings, Ltd. (Japan)	1,300	60,364
Carlsberg A/S Class B (Denmark)	419	73,146
Coca-Cola Co. (The)	679	38,234
Coca-Cola Europacific Partners PLC (United Kingdom)	980	56,585
Coca-Cola HBC AG (Switzerland)	2,514	90,868
Constellation Brands, Inc. Class A	447	94,380
Diageo PLC (United Kingdom)	1,873	89,974
Endeavour Group, Ltd./Australia (Australia)(NON)	3,789	20,215
Keurig Dr Pepper, Inc.	2,568	91,601
PepsiCo, Inc.	2,840	444,147

		1,059,514
Biotechnology (1.5%)
Abcam PLC (United Kingdom)(NON)	1,817	38,571
Amgen, Inc.	136	30,672
Biogen, Inc.(NON)	117	39,652
Incyte Corp.(NON)	894	68,382
Moderna, Inc.(NON)	923	347,685
Regeneron Pharmaceuticals, Inc.(NON)	624	420,201
Seagen, Inc.(NON)	210	35,196
Vertex Pharmaceuticals, Inc.(NON)	1,397	279,805

		1,260,164
Building materials (—%)
Owens Corning	346	33,060

		33,060
Cable television (1.1%)
Altice USA, Inc. Class A(NON)	1,127	30,925
Charter Communications, Inc. Class A(NON)(S)	495	404,246
Comcast Corp. Class A	6,416	389,323
Liberty Global PLC Class C (United Kingdom)(NON)	2,599	75,319

		899,813
Chemicals (1.7%)
Akzo Nobel NV (Netherlands)	443	54,609
Asian Paints, Ltd. (India)	1,663	72,836
Axalta Coating Systems, Ltd.(NON)	1,976	60,347
Brenntag AG (Germany)	753	75,965
CF Industries Holdings, Inc.	715	32,475
Covestro AG (Germany)	1,397	90,558
Dow, Inc.	3,360	211,344
DuPont de Nemours, Inc.	4,585	339,381
Eastman Chemical Co.	728	82,380
ICL Group, Ltd. (Israel)	2,785	19,699
LG Chem, Ltd. (South Korea)	42	27,436
Linde PLC	189	59,629
Nitto Denko Corp. (Japan)	900	68,313
Sherwin-Williams Co. (The)	683	207,407
Shin-Etsu Chemical Co., Ltd. (Japan)	400	66,106

		1,468,485
Coal (—%)
Thungela Resources, Ltd. (South Africa)(NON)	165	689

		689
Commercial and consumer services (2.5%)
Adecco Group AG (Switzerland)	851	47,375
Adyen NV (Netherlands)(NON)	14	45,203
Allfunds Group PLC (United Kingdom)(NON)	2,205	39,735
Aramark	2,558	88,993
Booking Holdings, Inc.(NON)	28	64,391
Booz Allen Hamilton Holding Corp.	1,223	100,176
Brambles, Ltd. (Australia)	5,818	51,528
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	36,381
CoStar Group, Inc.(NON)	2,015	170,751
FleetCor Technologies, Inc.(NON)	126	33,173
Gartner, Inc.(NON)	661	204,077
Kakao Corp. (South Korea)	646	86,073
Mastercard, Inc. Class A	1,017	352,116
Nexi SpA (Italy)(NON)	3,072	64,003
Nielsen Holdings PLC	1,412	30,302
PayPal Holdings, Inc.(NON)	2,256	651,217
TransUnion	286	34,758

		2,100,252
Computers (5.5%)
Apple, Inc.	20,855	3,166,415
Check Point Software Technologies, Ltd. (Israel)(NON)	247	31,031
Cisco Systems, Inc./California	5,855	345,562
Dynatrace, Inc.(NON)	1,292	88,799
Fortinet, Inc.(NON)	1,095	345,078
Fujitsu, Ltd. (Japan)	500	92,181
Logitech International SA (Switzerland)	442	45,197
ServiceNow, Inc.(NON)	369	237,503
Synopsys, Inc.(NON)	446	148,179
Twilio, Inc. Class A(NON)	311	111,015

		4,610,960
Conglomerates (0.2%)
3M Co.	165	32,132
AMETEK, Inc.	690	93,819
General Electric Co.	271	28,566

		154,517
Construction (0.9%)
Compagnie De Saint-Gobain (France)	2,576	186,725
CRH PLC (Ireland)	5,922	314,938
Eiffage SA (France)	442	45,937
Fortune Brands Home & Security, Inc.	971	94,546
Holcim, Ltd. (Switzerland)	1,343	76,554

		718,700
Consumer (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (France)	56	41,445
Pandora A/S (Denmark)	454	54,351

		95,796
Consumer cyclicals (—%)
Genting Intl. Public Ltd., Co. (Singapore)	36,100	20,517

		20,517
Consumer finance (1.2%)
Alliance Data Systems Corp.	386	37,870
Capital One Financial Corp.	977	162,153
Discover Financial Services	248	31,799
Network International Holdings PLC (United Arab Emirates)(NON)	8,874	47,728
OneMain Holdings, Inc.	535	30,939
SLM Corp.	3,470	65,063
Synchrony Financial	4,122	205,070
Visa, Inc. Class A	1,708	391,303

		971,925
Consumer goods (1.5%)
Colgate-Palmolive Co.	3,769	293,794
Estee Lauder Cos., Inc. (The) Class A	507	172,628
Hindustan Unilever, Ltd. (India)	2,205	82,221
L'Oreal SA (France)	364	170,327
Procter & Gamble Co. (The)	3,384	481,848
Unilever PLC (United Kingdom)	422	23,474

		1,224,292
Consumer services (1.2%)
Airbnb, Inc. Class A(NON)	1,128	174,829
Auto Trader Group PLC (United Kingdom)(NON)	3,132	27,085
Auto1 Group SE 144A (Germany)(NON)	1,086	47,253
JD.com, Inc. ADR (China)(NON)	1,710	134,338
MercadoLibre, Inc. (Argentina)(NON)	128	239,034
Netflix, Inc.(NON)	45	25,614
Sea, Ltd. ADR (Thailand)(NON)	289	97,774
Uber Technologies, Inc.(NON)	4,216	165,015
Zalando SE (Germany)(NON)	607	67,228
ZOZO, Inc. (Japan)	1,800	68,469

		1,046,639
Containers (0.1%)
Avery Dennison Corp.	155	34,935
Crown Holdings, Inc.	686	75,316

		110,251
Distribution (0.4%)
Ferguson PLC (United Kingdom)	882	127,386
ITOCHU Corp. (Japan)	3,800	114,051
Sysco Corp.	1,492	118,838

		360,275
Electric utilities (1.9%)
AES Corp. (The)	1,034	24,682
AGL Energy, Ltd. (Australia)	4,334	20,427
Ameren Corp.	1,020	89,474
American Electric Power Co., Inc.	3,322	297,551
CLP Holdings, Ltd. (Hong Kong)	9,000	89,904
E.ON SE (Germany)	1,941	25,618
Edison International	1,522	88,032
Electricite De France SA (France)	4,143	56,134
Energias de Portugal (EDP) SA (Portugal)	12,855	70,611
Entergy Corp.	596	65,924
Exelon Corp.	7,499	367,601
FirstEnergy Corp.	862	33,506
Fortum OYJ (Finland)	3,088	93,779
Public Service Enterprise Group, Inc.	420	26,855
Southern Co. (The)	3,667	241,032
SSE PLC (United Kingdom)	1,917	43,026

		1,634,156
Electrical equipment (0.9%)
ABB, Ltd. (Switzerland)	1,997	73,970
Allegion PLC (Ireland)	690	99,353
Daikin Industries, Ltd. (Japan)	400	99,253
Honeywell International, Inc.	1,100	255,101
Legrand SA (France)	1,054	120,618
Schneider Electric SA (France)	500	89,324

		737,619
Electronics (4.7%)
Advanced Micro Devices, Inc.(NON)	300	33,216
ASPEED Technology, Inc. (Taiwan)	1,000	84,722
Brother Industries, Ltd. (Japan)	1,400	28,701
Cirrus Logic, Inc.(NON)	422	35,309
Contemporary Amperex Technology Co., Ltd. Class A (China)	500	38,364
Garmin, Ltd.	344	60,004
Hoya Corp. (Japan)	1,400	226,061
Intel Corp.	615	33,247
MediaTek, Inc. (Taiwan)	3,000	97,184
MinebeaMitsumi, Inc. (Japan)	2,200	56,576
NVIDIA Corp.	6,408	1,434,431
NXP Semiconductors NV	470	101,111
Omron Corp. (Japan)	600	56,544
Qualcomm, Inc.	5,325	781,124
Samsung Electronics Co., Ltd. (South Korea)	4,646	306,666
Samsung Electronics Co., Ltd. (Preference) (South Korea)	993	60,534
Shenzhen Inovance Technology Co., Ltd. Class A (China)	7,600	83,359
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	5,000	110,601
Texas Instruments, Inc.	528	100,800
Thales SA (France)	783	79,454
Vontier Corp.	3,153	114,675

		3,922,683
Energy (oil field) (0.3%)
Halliburton Co.	11,406	227,892
Schlumberger, Ltd.	729	20,441

		248,333
Entertainment (0.5%)
Live Nation Entertainment, Inc.(NON)	1,826	158,314
Sony Group Corp. (Japan)	2,400	247,971

		406,285
Financial (1.1%)
3i Group PLC (United Kingdom)	3,622	66,604
Ally Financial, Inc.	3,246	171,713
Apollo Global Management, Inc.	1,830	109,397
Deutsche Boerse AG (Germany)	316	54,512
Hana Financial Group, Inc. (South Korea)	1,513	58,580
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	900	56,700
Jefferies Financial Group, Inc.	1,664	61,501
London Stock Exchange Group PLC (United Kingdom)	854	93,413
Partners Group Holding AG (Switzerland)	81	143,646
Radian Group, Inc.	4,924	116,354

		932,420
Food (0.7%)
Coles Group, Ltd. (Australia)	2,213	29,219
Dino Polska SA (Poland)(NON)	653	55,341
Kraft Heinz Co. (The)	853	30,699
McCormick & Co., Inc. (non-voting shares)	396	34,171
Mondelez International, Inc. Class A	2,270	140,899
Nestle SA (Switzerland)	1,497	189,203
NH Foods, Ltd. (Japan)	600	23,243
Tyson Foods, Inc. Class A	463	36,355
WH Group, Ltd. (Hong Kong)	70,500	61,219

		600,349
Forest products and packaging (0.4%)
International Paper Co.	566	34,011
SIG Combibloc Group AG (Switzerland)	1,865	57,106
Stora Enso OYJ Class R (Finland)	358	7,006
WestRock Co.	668	34,763
Weyerhaeuser Co.(R)	5,952	214,272

		347,158
Gaming and lottery (0.6%)
Aristocrat Leisure, Ltd. (Australia)	2,011	67,133
DraftKings, Inc. Class A(NON)	2,564	152,020
Evolution AB (Sweden)	643	103,602
Flutter Entertainment PLC (Ireland)(NON)	293	56,860
La Francaise des Jeux SAEM (France)	391	20,226
OPAP SA (Greece)	2,683	42,070
TABCORP Holdings, Ltd. (Australia)	7,145	25,024

		466,935
Health-care services (2.3%)
AmerisourceBergen Corp.	787	96,179
Anthem, Inc.	1,453	545,064
Apollo Hospitals Enterprise, Ltd. (India)(NON)	1,878	127,583
Cigna Corp.	142	30,054
Eurofins Scientific (Luxembourg)	436	61,818
IQVIA Holdings, Inc.(NON)	842	218,693
Laboratory Corp. of America Holdings(NON)	123	37,316
M3, Inc. (Japan)	500	33,598
McKesson Corp.	2,104	429,510
Molina Healthcare, Inc.(NON)	296	79,556
UnitedHealth Group, Inc.	410	170,671
WuXi AppTec Co., Ltd. Class H (China)	4,424	88,109

		1,918,151
Homebuilding (0.3%)
Berkeley Group Holdings PLC (The) (United Kingdom)	468	31,058
Daito Trust Construction Co., Ltd. (Japan)	200	21,943
Daiwa House Industry Co., Ltd. (Japan)	2,100	63,992
PulteGroup, Inc.	3,087	166,266

		283,259
Household furniture and appliances (0.1%)
SEB SA (France)	125	19,660
Tempur Sealy International, Inc.	1,557	69,598
Whirlpool Corp.	147	32,565

		121,823
Industrial (0.4%)
Johnson Controls International PLC	4,843	362,256

		362,256
Insurance (2.4%)
Aflac, Inc.	1,433	81,222
AIA Group, Ltd. (Hong Kong)	23,800	284,088
Allianz SE (Germany)	614	144,257
Allstate Corp. (The)	696	94,155
American International Group, Inc.	2,306	125,815
Assured Guaranty, Ltd.	3,283	163,690
Athene Holding, Ltd. Class A(NON)	980	65,631
Aviva PLC (United Kingdom)	15,864	88,137
AXA SA (France)	6,332	177,792
Berkshire Hathaway, Inc. Class B(NON)	55	15,717
Direct Line Insurance Group PLC (United Kingdom)	10,174	43,222
Equitable Holdings, Inc.	3,246	100,658
Fidelity National Financial, Inc.	721	35,206
Gjensidige Forsikring ASA (Norway)	983	22,986
Lincoln National Corp.	537	36,865
MetLife, Inc.	5,201	322,462
NN Group NV (Netherlands)	206	10,695
Principal Financial Group, Inc.	1,284	85,784
Prudential PLC (United Kingdom)	3,109	64,757
Unum Group	1,575	41,927
Zurich Insurance Group AG (Switzerland)	79	34,680

		2,039,746
Investment banking/Brokerage (1.5%)
Ameriprise Financial, Inc.	671	183,123
Goldman Sachs Group, Inc. (The)	1,879	776,986
Hargreaves Lansdown PLC (United Kingdom)	816	16,924
Morgan Stanley	1,155	120,617
Nomura Holdings, Inc. (Japan)	18,400	89,165
Raymond James Financial, Inc.	121	16,928
SEI Investments Co.	429	26,945

		1,230,688
Leisure (0.1%)
Brunswick Corp.	749	72,556
Polaris, Inc.	428	51,257

		123,813
Lodging/Tourism (0.6%)
Hilton Worldwide Holdings, Inc.(NON)	1,272	158,822
Marriott International, Inc./MD Class A(NON)	1,773	239,603
Travel + Leisure Co.	670	36,689
Wyndham Hotels & Resorts, Inc.	474	34,460

		469,574
Machinery (1.4%)
AGCO Corp.	736	101,288
Atlas Copco AB Class A (Sweden)	298	20,457
Caterpillar, Inc.	159	33,528
CNH Industrial NV (United Kingdom)	8,221	135,897
Cummins, Inc.	807	190,436
Deere & Co.	1,111	419,991
Otis Worldwide Corp.	777	71,655
Sandvik AB (Sweden)	4,112	104,832
Sany Heavy Industry Co., Ltd. Class A (China)	4,900	19,863
Toro Co. (The)	358	39,359

		1,137,306
Manufacturing (0.7%)
Airtac International Group (China)	2,000	60,771
Dover Corp.	193	33,651
Eaton Corp. PLC	944	158,932
ITT, Inc.	342	32,719
Oshkosh Corp.	370	42,395
Parker Hannifin Corp.	671	199,066
Textron, Inc.	463	33,646

		561,180
Media (0.2%)
Bollore SA (France)	3,881	22,958
Walt Disney Co. (The)(NON)	797	144,496

		167,454
Medical services (—%)
Service Corp. International	506	31,757

		31,757
Medical technology (2.8%)
10x Genomics, Inc. Class A(NON)	717	126,135
Abbott Laboratories	2,242	283,322
Align Technology, Inc.(NON)	521	369,389
Boston Scientific Corp.(NON)	730	32,960
Danaher Corp.	1,167	378,294
Edwards Lifesciences Corp.(NON)	2,470	289,435
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	805	18,771
IDEXX Laboratories, Inc.(NON)	274	184,610
Medtronic PLC	1,741	232,389
Sartorius Stedim Biotech (France)	132	80,049
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	700	35,644
Sonic Healthcare, Ltd. (Australia)	2,068	65,641
Sonova Holding AG (Switzerland)	268	103,308
Stryker Corp.	124	34,360
Thermo Fisher Scientific, Inc.	288	159,826

		2,394,133
Metals (0.8%)
Anglo American PLC (United Kingdom)	2,604	109,874
BHP Group, Ltd. (Australia)	1,756	58,455
BHP Group PLC (United Kingdom)	2,119	65,768
Fortescue Metals Group, Ltd. (Australia)	4,288	65,457
Freeport-McMoRan, Inc. (Indonesia)	6,330	230,349
Reliance Steel & Aluminum Co.	96	14,404
Rio Tinto PLC (United Kingdom)	1,771	131,044

		675,351
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	13,302	54,161
Soaring Eagle Acquisition Corp. Class A(NON)	1,836	18,305

		72,466
Natural gas utilities (0.1%)
Kinder Morgan, Inc.	5,487	89,273
Tokyo Gas Co., Ltd. (Japan)	1,500	28,845

		118,118
Oil and gas (2.2%)
BP PLC (United Kingdom)	22,178	90,544
Cenovus Energy, Inc. (Canada)	2,487	20,639
Chevron Corp.	1,374	132,962
ConocoPhillips	3,424	190,135
Enterprise Products Partners LP	3,771	83,942
EOG Resources, Inc.	540	36,461
Equinor ASA (Norway)	4,971	105,626
Exxon Mobil Corp.	2,199	119,889
Marathon Petroleum Corp.	1,951	115,636
Orsted AS (Denmark)	385	61,190
Reliance Industries, Ltd. (India)	4,400	135,752
Reliance Industries, Ltd. 144A (India)	1,170	72,365
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	7,969	158,304
Royal Dutch Shell PLC Class B (United Kingdom)	12,399	243,939
Targa Resources Corp.	1,663	73,039
TotalEnergies SE (France)	593	26,148
Valero Energy Corp.	2,367	156,956
Williams Cos., Inc. (The)	1,256	31,011

		1,854,538
Pharmaceuticals (5.0%)
AbbVie, Inc.	3,217	388,549
AstraZeneca PLC (United Kingdom)	589	68,945
AstraZeneca PLC ADR (United Kingdom)	3,600	209,808
Bristol-Myers Squibb Co.	8,855	592,045
DexCom, Inc.(NON)	302	159,885
Eli Lilly and Co.	892	230,394
GlaxoSmithKline PLC (United Kingdom)	2,605	52,361
Hikma Pharmaceuticals PLC (United Kingdom)	1,355	47,281
Ipsen SA (France)	232	23,197
Johnson & Johnson	2,118	366,689
Lonza Group AG (Switzerland)	327	276,741
Merck & Co., Inc.	6,892	525,791
Merck KGaA (Germany)	945	224,501
Novartis AG (Switzerland)	2,385	220,829
Novo Nordisk A/S Class B (Denmark)	2,101	209,393
Ono Pharmaceutical Co., Ltd. (Japan)	2,600	62,435
Organon & Co.(NON)	190	6,439
Pfizer, Inc.	1,528	70,395
Recordati SpA (Italy)	176	11,546
Roche Holding AG (Switzerland)	754	302,794
Sanofi (France)	1,239	128,184

		4,178,202
Power producers (0.3%)
NRG Energy, Inc.	5,069	231,501

		231,501
Publishing (0.3%)
S&P Global, Inc.	407	180,635
Thomson Reuters Corp. (Canada)	325	37,975

		218,610
Railroads (0.9%)
CSX Corp.	8,245	268,210
Norfolk Southern Corp.	128	32,453
Union Pacific Corp.	2,204	477,915

		778,578
Real estate (1.5%)
AvalonBay Communities, Inc.(R)	136	31,223
Boston Properties, Inc.(R)	1,222	138,074
Brixmor Property Group, Inc.(R)	1,447	33,932
CBRE Group, Inc. Class A(NON)	1,492	143,680
CK Asset Holdings, Ltd. (Hong Kong)	1,142	7,438
Duke Realty Corp.(R)	599	31,453
Equity Lifestyle Properties, Inc.(R)	395	33,603
First Industrial Realty Trust, Inc.(R)	626	35,050
Gaming and Leisure Properties, Inc.(R)	4,748	234,076
Goodman Group (Australia)(R)	7,475	126,696
Henderson Land Development Co., Ltd. (Hong Kong)	6,900	31,205
Invitation Homes, Inc.(R)	756	31,132
Jones Lang LaSalle, Inc.(NON)	280	67,880
Lamar Advertising Co. Class A(R)	486	55,321
Link REIT (The) (Hong Kong)(R)	1,000	9,208
Medical Properties Trust, Inc.(R)	3,665	75,059
Persimmon PLC (United Kingdom)	745	30,113
Prologis, Inc.(R)	130	17,506
Public Storage(R)	107	34,626
Simon Property Group, Inc.(R)	146	19,630
Sumitomo Realty & Development Co., Ltd. (Japan)	500	16,127
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	42,235

		1,245,267
Regional Bells (0.1%)
AT&T, Inc.	2,875	78,833

		78,833
Restaurants (0.9%)
Chipotle Mexican Grill, Inc.(NON)	81	154,170
Darden Restaurants, Inc.	724	109,071
Jubilant Foodworks, Ltd. (India)(NON)	989	54,021
McDonald's Corp.	1,208	286,852
Starbucks Corp.	279	32,780
Yum China Holdings, Inc. (China)	1,350	83,119
Yum! Brands, Inc.	342	44,812

		764,825
Retail (7.7%)
Amazon.com, Inc.(NON)	673	2,335,842
Best Buy Co., Inc.	1,801	209,835
BJ's Wholesale Club Holdings, Inc.(NON)(S)	3,485	197,460
Costco Wholesale Corp.	345	157,144
Home Depot, Inc. (The)	425	138,627
Industria de Diseno Textil SA (Inditex) (Spain)	1,125	38,402
Kingfisher PLC (United Kingdom)	6,473	31,175
Koninklijke Ahold Delhaize NV (Netherlands)	2,673	90,171
Li Ning Co., Ltd. (China)	9,000	120,590
Lowe's Cos., Inc.	868	176,977
lululemon athletica, Inc. (Canada)(NON)	402	160,868
Moncler SpA (Italy)	641	41,022
Nike, Inc. Class B	1,460	240,520
Nitori Holdings Co., Ltd. (Japan)	600	112,183
O'Reilly Automotive, Inc.(NON)	877	521,008
Poya International Co., Ltd. (Taiwan)	1,030	18,770
Ross Stores, Inc.	336	39,782
Ryohin Keikaku Co., Ltd. (Japan)	900	19,350
Target Corp.	990	244,510
TJX Cos., Inc. (The)	8,652	629,174
Wal-Mart de Mexico SAB de CV (Mexico)	30,201	107,171
Walmart, Inc.	4,297	636,385
Wesfarmers, Ltd. (Australia)	2,921	128,066
Woolworths Group, Ltd. (Australia)	3,754	114,612

		6,509,644
Semiconductor (1.3%)
Applied Materials, Inc.	1,926	260,260
ASML Holding NV (Netherlands)	88	73,202
Lasertec Corp. (Japan)	200	43,496
Novatek Microelectronics Corp. (Taiwan)(NON)	3,000	48,311
Parade Technologies, Ltd. (Taiwan)	1,000	62,878
Renesas Electronics Corp. (Japan)(NON)	5,200	55,888
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	22,000	483,633
Tokyo Electron, Ltd. (Japan)	200	85,370

		1,113,038
Shipping (0.3%)
A. P. Moeller-Maersck A/S Class B (Denmark)	15	42,560
Nippon Yusen KK (Japan)	1,400	112,712
Old Dominion Freight Line, Inc.	167	48,216
United Parcel Service, Inc. Class B	312	61,037

		264,525
Software (7.9%)
Activision Blizzard, Inc.	2,166	178,413
Adobe, Inc.(NON)	1,594	1,057,938
Atlassian Corp PLC Class A (Australia)(NON)	100	36,706
Autodesk, Inc.(NON)	525	162,797
Cadence Design Systems, Inc.(NON)	2,576	421,125
Electronic Arts, Inc.	237	34,415
Intuit, Inc.	1,457	824,822
Manhattan Associates, Inc.(NON)	335	54,602
Microsoft Corp.	10,309	3,112,080
Oracle Corp.	1,850	164,891
PearlAbyss Corp. (South Korea)(NON)	522	42,172
Sage Group PLC (The) (United Kingdom)	5,184	52,898
Tata Consultancy Services, Ltd. (India)	4,078	211,345
Totvs SA (Brazil)	13,855	106,107
Veeva Systems, Inc. Class A(NON)	522	173,294
Workday, Inc. Class A(NON)	140	38,242

		6,671,847
Staffing (0.1%)
ManpowerGroup, Inc.	414	50,268

		50,268
Technology services (8.3%)
Accenture PLC Class A	1,735	583,932
Alibaba Group Holding, Ltd. (China)(NON)	13,877	290,549
Alphabet, Inc. Class A(NON)	616	1,782,673
Alphabet, Inc. Class C(NON)	308	896,046
Baidu, Inc. ADR (China)(NON)	161	25,280
Capgemini SE (France)	461	103,504
Cognizant Technology Solutions Corp. Class A	1,081	82,491
DocuSign, Inc.(NON)	1,096	324,679
Facebook, Inc. Class A(NON)	2,028	769,383
Fidelity National Information Services, Inc.	2,871	366,828
FUJIFILM Holdings Corp. (Japan)	200	16,471
Genpact, Ltd.	683	35,434
GoDaddy, Inc. Class A(NON)	1,531	112,238
IBM Corp.	245	34,383
Leidos Holdings, Inc.	832	81,628
NAVER Corp. (South Korea)	338	127,679
Nomura Research Institute, Ltd. (Japan)	2,400	89,950
Palo Alto Networks, Inc.(NON)	82	37,805
Pinterest, Inc. Class A(NON)	6,190	343,978
Roku, Inc.(NON)	747	263,243
SCSK Corp. (Japan)	400	25,248
Tencent Holdings, Ltd. (China)	5,800	356,893
Yandex NV Class A (Russia)(NON)	1,167	89,742
Zebra Technologies Corp. Class A(NON)	214	125,654

		6,965,711
Telecommunications (0.9%)
American Tower Corp.(R)	1,224	357,616
BT Group PLC (United Kingdom)(NON)	12,614	29,447
Crown Castle International Corp.(R)	170	33,097
Koninklijke KPN NV (Netherlands)	17,054	54,651
SK Telecom Co., Ltd. (South Korea)	226	57,982
T-Mobile US, Inc.(NON)	1,478	202,516
Xiaomi Corp. Class B (China)(NON)	18,200	58,414

		793,723
Telephone (1.0%)
Deutsche Telekom AG (Germany)	6,562	139,528
KDDI Corp. (Japan)	5,200	159,175
Nippon Telegraph & Telephone Corp. (Japan)	2,300	61,355
Verizon Communications, Inc.	8,470	465,850

		825,908
Textiles (0.2%)
Hermes International (France)	93	136,658

		136,658
Tire and rubber (0.1%)
CIE Generale Des Etablissements Michelin SCA (France)	549	88,840

		88,840
Tobacco (0.2%)
Imperial Brands PLC (United Kingdom)	4,970	105,331
Philip Morris International, Inc.	529	54,487

		159,818
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	200	96,120

		96,120
Transportation services (0.4%)
Deutsche Post AG (Germany)	3,222	226,657
Nippon Express Co., Ltd. (Japan)	800	54,404
Ryder System, Inc.	464	36,883
Yamato Holdings Co., Ltd. (Japan)	1,100	27,981

		345,925
Trucks and parts (0.2%)
Allison Transmission Holdings, Inc.	778	28,770
Gentex Corp.	1,346	41,457
Koito Manufacturing Co., Ltd. (Japan)	1,000	61,094

		131,321
Waste Management (0.3%)
Clean Harbors, Inc.(NON)	275	28,221
Republic Services, Inc.	504	62,562
Waste Management, Inc.	769	119,280

		210,063

Total common stocks (cost $51,131,173)		$78,080,172

INVESTMENT COMPANIES (1.9%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF(S)	1,500	$96,135
iShares Russell 1000 Value ETF	1,591	259,476
SPDR S&P 500 ETF Trust(S)	2,442	1,102,710
SPDR S&P MidCap 400 ETF Trust	296	148,675

Total investment companies (cost $1,434,923)		$1,606,996

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	58	$99,586
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	94	111,937

Total convertible preferred stocks (cost $156,189)		$211,523

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Sep-21/$1.36	$1,197,907	GBP	871,300	$4,925
Citibank, N.A.
AUD/USD (Put)	Oct-21/0.70	1,648,109	AUD	2,252,900	2,103
Goldman Sachs International
EUR/USD (Put)	Oct-21/1.16	1,608,418	EUR	1,362,200	2,316

Total purchased options outstanding (cost $20,746)					$9,344

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	49	$496

Total warrants (cost $243)				$496

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.08%(AFF)	Shares	893,325	$893,325
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	3,634,396	3,634,396
U.S. Treasury Bills 0.047%, 10/19/21(SEG)		$400,000	399,975

Total short-term investments (cost $4,927,696)			$4,927,696
TOTAL INVESTMENTS

Total investments (cost $57,670,970)			$84,836,227

	FORWARD CURRENCY CONTRACTS at 8/31/21 (aggregate face value $30,991,288) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/20/21	$157,837	$146,351	$(11,486)
		British Pound	Buy	9/15/21	230,433	236,761	(6,328)
		Canadian Dollar	Sell	10/20/21	12,918	13,274	356
		Euro	Buy	9/15/21	1,121,165	1,164,283	(43,118)
		Hong Kong Dollar	Buy	11/17/21	106,442	106,376	66
		Japanese Yen	Sell	11/17/21	553,234	551,177	(2,057)
		New Zealand Dollar	Sell	10/20/21	53,970	52,750	(1,220)
		Swedish Krona	Buy	9/15/21	61,423	61,578	(155)
		Swiss Franc	Sell	9/15/21	104,976	104,939	(37)
	Barclays Bank PLC
		Australian Dollar	Buy	10/20/21	11,781	14,543	(2,762)
		British Pound	Sell	9/15/21	25,711	24,493	(1,218)
		Canadian Dollar	Sell	10/20/21	71,250	71,769	519
		Euro	Sell	9/15/21	217,430	224,799	7,369
		Hong Kong Dollar	Buy	11/17/21	3,189	3,187	2
		Japanese Yen	Buy	11/17/21	8,028	7,998	30
		Norwegian Krone	Buy	9/15/21	115,045	113,395	1,650
		Norwegian Krone	Sell	9/15/21	115,045	113,243	(1,802)
		Swedish Krona	Buy	9/15/21	92,761	96,924	(4,163)
		Swiss Franc	Sell	9/15/21	149,981	150,650	669
	Citibank, N.A.
		Australian Dollar	Sell	10/20/21	132,519	127,976	(4,543)
		British Pound	Buy	9/15/21	106,692	110,417	(3,725)
		Canadian Dollar	Buy	10/20/21	99,703	100,190	(487)
		Chinese Yuan (Offshore)	Sell	11/17/21	62,927	62,548	(379)
		Danish Krone	Sell	9/15/21	98,445	97,332	(1,113)
		Euro	Buy	9/15/21	337,897	348,757	(10,860)
		Hong Kong Dollar	Sell	11/17/21	33,192	33,171	(21)
		Japanese Yen	Buy	11/17/21	535,102	533,115	1,987
		New Zealand Dollar	Buy	10/20/21	56,154	55,509	645
		Swiss Franc	Sell	9/15/21	5,134	2,727	(2,407)
	Credit Suisse International
		Australian Dollar	Buy	10/20/21	2,342	2,083	259
		British Pound	Sell	9/15/21	92,531	96,431	3,900
		Canadian Dollar	Sell	10/20/21	59,441	59,869	428
		Euro	Sell	9/15/21	11,456	11,845	389
		New Zealand Dollar	Buy	10/20/21	105,474	105,358	116
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	134,129	128,115	(6,014)
		British Pound	Buy	9/15/21	906,468	934,251	(27,783)
		Canadian Dollar	Buy	10/20/21	441,213	435,305	5,908
		Chinese Yuan (Offshore)	Buy	11/17/21	487,414	485,696	1,718
		Euro	Buy	9/15/21	593,120	609,370	(16,250)
		Hong Kong Dollar	Sell	11/17/21	5,324	5,321	(3)
		Japanese Yen	Buy	11/17/21	106,778	109,308	(2,530)
		New Zealand Dollar	Sell	10/20/21	270,484	269,008	(1,476)
		Norwegian Krone	Sell	9/15/21	316,643	302,351	(14,292)
		South African Rand	Buy	10/20/21	29,757	30,005	(248)
		Swedish Krona	Buy	9/15/21	344,655	366,651	(21,996)
		Swiss Franc	Buy	9/15/21	352,940	356,254	(3,314)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	126,518	126,312	(206)
		British Pound	Sell	9/15/21	418,930	430,698	11,768
		Canadian Dollar	Buy	10/20/21	96,453	97,458	(1,005)
		Chinese Yuan (Offshore)	Buy	11/17/21	576,845	573,436	3,409
		Euro	Buy	9/15/21	384,903	397,978	(13,075)
		Hong Kong Dollar	Sell	11/17/21	163,501	163,400	(101)
		Japanese Yen	Sell	11/17/21	50,180	49,999	(181)
		New Zealand Dollar	Sell	10/20/21	200,802	198,052	(2,750)
		Swedish Krona	Buy	9/15/21	33,285	34,788	(1,503)
		Swiss Franc	Sell	9/15/21	120,924	119,713	(1,211)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	412,264	416,899	(4,635)
		British Pound	Buy	9/15/21	796,751	822,431	(25,680)
		Canadian Dollar	Buy	10/20/21	252,745	253,589	(844)
		Euro	Sell	9/15/21	762,010	783,153	21,143
		Japanese Yen	Sell	11/17/21	482,324	480,041	(2,283)
		New Zealand Dollar	Buy	10/20/21	782,492	771,846	10,646
		Norwegian Krone	Sell	9/15/21	204,463	192,446	(12,017)
		Singapore Dollar	Buy	11/17/21	12,197	12,134	63
		South Korean Won	Sell	11/17/21	254,138	260,572	6,434
		Swedish Krona	Buy	9/15/21	5,030	5,810	(780)
		Swiss Franc	Buy	9/15/21	84,221	83,488	733
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	442,777	452,664	(9,887)
		British Pound	Buy	9/15/21	529,196	547,449	(18,253)
		Canadian Dollar	Sell	10/20/21	112,384	113,539	1,155
		Euro	Buy	9/15/21	270,813	276,660	(5,847)
		Hong Kong Dollar	Sell	11/17/21	437	437	—
		Japanese Yen	Buy	11/17/21	618,904	617,147	1,757
		New Zealand Dollar	Buy	10/20/21	50,870	50,607	263
		Norwegian Krone	Buy	9/15/21	181,459	185,340	(3,881)
		Norwegian Krone	Sell	9/15/21	181,459	177,526	(3,933)
		Swedish Krona	Buy	9/15/21	521,358	544,829	(23,471)
		Swiss Franc	Buy	9/15/21	24,906	23,111	1,795
	NatWest Markets PLC
		Australian Dollar	Buy	10/20/21	228,304	232,824	(4,520)
		British Pound	Buy	9/15/21	275	2,657	(2,382)
		Canadian Dollar	Buy	10/20/21	72,915	73,495	(580)
		Euro	Sell	9/15/21	395,296	384,434	(10,862)
		Japanese Yen	Sell	11/17/21	42,117	41,963	(154)
		New Zealand Dollar	Sell	10/20/21	193,122	190,555	(2,567)
		Swedish Krona	Buy	9/15/21	77,915	81,415	(3,500)
		Swiss Franc	Sell	9/15/21	192,911	189,972	(2,939)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	558,247	549,000	(9,247)
		British Pound	Sell	9/15/21	427,042	418,041	(9,001)
		Canadian Dollar	Buy	10/20/21	85,912	78,540	7,372
		Chinese Yuan (Offshore)	Sell	11/17/21	362,192	360,020	(2,172)
		Euro	Buy	9/15/21	1,252,261	1,274,072	(21,811)
		Euro	Sell	9/15/21	1,265,017	1,267,226	2,209
		Hong Kong Dollar	Sell	11/17/21	251,348	251,182	(166)
		Japanese Yen	Sell	11/17/21	1,555,881	1,547,906	(7,975)
		New Zealand Dollar	Buy	10/20/21	805,039	788,616	16,423
		Norwegian Krone	Sell	9/15/21	32,861	26,491	(6,370)
		Swedish Krona	Buy	9/15/21	56,857	55,220	1,637
		Swiss Franc	Buy	9/15/21	103,119	96,986	6,133
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	102,810	103,615	(805)
		British Pound	Sell	9/15/21	130,890	134,807	3,917
		Canadian Dollar	Buy	10/20/21	77,749	77,737	12
		Chinese Yuan (Offshore)	Sell	11/17/21	62,927	62,545	(382)
		Euro	Sell	9/15/21	74,996	77,544	2,548
		Hong Kong Dollar	Sell	11/17/21	233,009	232,859	(150)
		Japanese Yen	Buy	11/17/21	352,431	351,159	1,272
		New Zealand Dollar	Buy	10/20/21	150,707	149,441	1,266
		Norwegian Krone	Buy	9/15/21	300,863	311,049	(10,186)
		Norwegian Krone	Sell	9/15/21	300,863	296,268	(4,595)
		Swedish Krona	Buy	9/15/21	12,424	12,982	(558)
	UBS AG
		Australian Dollar	Buy	10/20/21	183,302	190,599	(7,297)
		British Pound	Sell	9/15/21	249,269	249,341	72
		Canadian Dollar	Sell	10/20/21	16,802	17,961	1,159
		Chinese Yuan (Offshore)	Sell	11/17/21	428,999	426,482	(2,517)
		Euro	Sell	9/15/21	160,032	165,736	5,704
		Hong Kong Dollar	Sell	11/17/21	92,116	92,059	(57)
		Japanese Yen	Buy	11/17/21	408,599	409,021	(422)
		New Zealand Dollar	Sell	10/20/21	131,613	128,985	(2,628)
		Norwegian Krone	Sell	9/15/21	307,660	292,766	(14,894)
		Swedish Krona	Buy	9/15/21	50,530	56,673	(6,143)
		Swiss Franc	Sell	9/15/21	155,661	153,316	(2,345)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/20/21	338,870	346,128	7,258
		British Pound	Buy	9/15/21	38,497	39,751	(1,254)
		Canadian Dollar	Sell	10/20/21	19,893	20,038	145
		Euro	Sell	9/15/21	12,637	13,067	430
		Hong Kong Dollar	Buy	11/17/21	18,210	18,199	11
		Japanese Yen	Buy	11/17/21	208,584	207,814	770
		New Zealand Dollar	Sell	10/20/21	143,802	141,726	(2,076)

	Unrealized appreciation						143,515

	Unrealized (depreciation)						(463,885)

	Total						$(320,370)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	3	$353,463	$352,725	Sep-21	$1,443
MSCI EAFE Index (Short)	1	117,821	117,575	Sep-21	(2,378)
MSCI Emerging Markets Index (Long)	3	196,301	194,880	Sep-21	(10,673)
NASDAQ 100 Index E-Mini (Long)	2	623,300	623,300	Sep-21	65,218
Russell 2000 Index E-Mini (Long)	43	4,888,614	4,883,080	Sep-21	(66,343)
S&P 500 Index E-Mini (Short)	18	4,070,412	4,068,450	Sep-21	(206,045)

Unrealized appreciation					66,661

Unrealized (depreciation)					(285,439)

Total					$(218,778)

WRITTEN OPTIONS OUTSTANDING at 8/31/21 (premiums $13,070) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/USD (Call)	Oct-21/$0.73	$1,648,109	AUD	2,252,900	$16,178
Goldman Sachs International
EUR/USD (Call)	Oct-21/1.20	1,608,418	EUR	1,362,200	4,450

Total					$20,628

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
$26,879	$27,417	$—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Abbvie Inc. — Monthly	$533
51,214	55,449	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Agilent Technologies, Inc. — Monthly	4,226
14,557	14,208	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Amgen Inc — Monthly	(241)
5,634	5,937	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Astellas Pharma Inc. — Monthly	302
24,323	24,128	—	12/15/25	(1 month USD-LIBOR-BBA) — Monthly	AstraZeneca PLC — Monthly	(9)
19,152	19,080	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Astrazeneca Plc — Monthly	71
19,310	19,094	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bayer AG- Reg — Monthly	(219)
23,702	23,385	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Biogen Inc. — Monthly	(321)
20,329	19,791	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bristol-Myers Squibb Co. — Monthly	(542)
17,460	18,251	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	CSL Ltd. — Monthly	788
1,572	1,733	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Dajichi Sankyo Co Ltd. — Monthly	161
10,013	9,990	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Eisai Co Ltd. — Monthly	(25)
16,466	15,756	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eli Lilly & Co. — Monthly	(662)
5,173	5,388	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eurofins Scientific — Monthly	214
5,653	5,762	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Galapagos NV — Monthly	108
15,633	15,866	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Gilead Sciences Inc — Monthly	231
27,949	27,035	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Glaxosmithkline Plc — Monthly	(567)
3,315	3,371	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Grifols Sa — Monthly	55
5,812	5,524	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	H Lundbeck A/S — Monthly	(289)
7,690	7,677	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Hikma Pharmaceuticals PLC — Monthly	25
8,673	8,490	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Hisamitsu Pharmaceutical Co — Monthly	(112)
40,413	35,201	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Illumina Inc — Monthly	(5,218)
3,773	3,901	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Incyte Corp — Monthly	127
32,944	33,795	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ipsen — Monthly	846
51,313	52,206	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	IQVIA Holdings, Inc. — Monthly	884
30,055	29,259	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Johnson & Johnson — Monthly	(622)
28,522	27,922	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck & Co. Inc. — Monthly	(605)
56,347	57,729	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck Kgaa — Monthly	1,372
54,562	54,349	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Mettler-Toledo International — Monthly	(222)
2,546	2,500	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Novartis Ag-Reg — Monthly	(46)
1,270	1,254	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Organon & Co. — Monthly	(6)
902	897	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Orion Oyj-Class B — Monthly	(5)
52,429	52,483	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perkinelmer Inc. — Monthly	45
20,423	20,393	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perrigo Co Plc — Monthly	(33)
42,112	39,666	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Pfizer, Inc. — Monthly	(2,117)
1,415	1,378	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Recordati Industria Chemica — Monthly	(38)
3,143	3,367	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Regeneron Pharmaceuticals — Monthly	223
25,223	25,140	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sanofi — Monthly	(87)
26,148	27,896	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sartorius Stedim Biotech — Monthly	1,743
8,551	9,095	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Shionogi & Co Ltd — Monthly	543
22,808	23,356	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Sumitomo Dajnippon Pharma Co. — Monthly	544
17,293	18,255	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Taisho Pharmaceutical Holdin — Monthly	959
10,033	10,040	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Takeda Pharmaceutical Co Ltd — Monthly	5
14,951	14,460	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Teva Pharmaceutical-Sp Adr — Monthly	(494)
43,802	43,841	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Thermo Fisher Scientific Inc — Monthly	31
5,561	5,491	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ucb Sa — Monthly	(71)
764	801	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	37
24,139	23,686	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Viatris, Inc. — Monthly	(279)
12,674	12,673	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vifor Pharma AG — Monthly	(3)
62,036	62,931	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Waters Corp. — Monthly	885
41,775	41,730	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Zoetis, Inc. — Monthly	(1)
JPMorgan Chase Bank N.A.
899,720	915,387	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	15,412

Upfront premium received		—	Unrealized appreciation			30,370

Upfront premium (paid)		—	Unrealized (depreciation)			(12,834)

Total		$—			Total	$17,536

	Key to holding's currency abbreviations
AUD	Australian Dollar
GBP	British Pound
EUR	Euro
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2021 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,149,579.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool and LLC, Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,043,590	$5,472,375	$5,622,640	$148	$893,325
	Putnam Short Term Investment Fund**	3,522,079	4,715,896	4,603,579	789	3,634,396

	Total Short-term investments	$4,565,669	$10,188,271	$10,226,219	$937	$4,527,721
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $893,325 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $876,083.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $254,975.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,633,170 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.2%
	Japan	3.4
	United Kingdom	3
	France	2
	Switzerland	2
	China	1.7
	Germany	1.5
	India	1.1
	Australia	1.1
	Taiwan	0.9
	Hong Kong	0.9
	South Korea	0.9
	Ireland	0.6
	Denmark	0.5
	Sweden	0.5
	Other	3.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts tomanage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $332,980 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,044,999	$358,603	$—
Capital goods	3,891,019	240,981	—
Communication services	2,261,351	336,926	—
Conglomerates	154,517	—	—
Consumer cyclicals	11,356,226	1,176,652	—
Consumer staples	4,917,154	710,753	—
Energy	1,967,808	135,752	—
Financials	9,329,160	1,411,670	—
Health care	26,430	—	—
Government	9,350,626	431,781	—
Miscellaneous	18,305	54,161	—
Technology	20,102,863	3,181,376	—
Transportation	1,442,187	195,097	—
Utilities and power	1,844,599	139,176	—

Total common stocks	69,707,244	8,372,928	—
Convertible preferred stocks	—	211,523	—
Investment companies	1,606,996	—	—
Purchased options outstanding	—	9,344	—
Warrants	496	—	—
Short-term investments	—	4,927,696	—

Totals by level	$71,314,736	$13,521,491	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(320,370)	$—
Futures contracts	(218,778)	—	—
Written options outstanding	—	(20,628)	—
Total return swap contracts	—	17,536	—

Totals by level	$(218,778)	$(323,462)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$3,300,000
Written currency option contracts (contract amount)	$2,400,000
Futures contracts (number of contracts)	80
Forward currency contracts (contract amount)	$63,600,000
OTC total return swap contracts (notional)	$2,100,000
Warrants (number of warrants)	50
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com